UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 - March 31, 2018

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Shares	Value

EQUITY INTERESTS - 97.7%

AUTOMOBILES & COMPONENTS - 4.5%
Dana, Inc.	5,641	$145,312
Gentex Corp.	23,852	549,073
Thor Industries, Inc.	5,193	598,078
		$1,292,463

BANKS - 8.4%
Bank of the Ozarks, Inc.	5,948	$287,110
Cullen/Frost Bankers, Inc.	2,191	232,399
East West Bancorp, Inc.	8,739	546,537
Prosperity Bancshares, Inc.	6,444	468,028
Sterling Bancorp, Inc.	14,903	336,063
Synovus Financial Corp.	2,910	145,326
Webster Financial Corp.	6,888	381,595
		$2,397,058

CAPITAL GOODS - 10.1%
AECOM*	16,494	$587,681
Carlisle Cos., Inc.	2,086	217,799
Dycom Industries, Inc.*	1,528	164,459
EMCOR Group, Inc.	2,632	205,112
Granite Construction, Inc.	1,472	82,226
Huntington Ingalls Industries, Inc.	2,099	541,038
Oshkosh Corp.	3,797	293,394
Regal Beloit Corp.	1,140	83,619
Rockwell Collins, Inc.	2,209	297,884
Terex Corp.	3,240	121,208
Trinity Industries, Inc.	3,058	99,783
Triumph Group, Inc.	8,045	202,734
		$2,896,937

COMMERCIAL & PROFESSIONAL SERVICES - 4.3%
Deluxe Corp.	8,414	$622,720
ManpowerGroup, Inc.	5,209	599,556
		$1,222,276

CONSUMER SERVICES - 1.6%
Service Corp. International	6,827	$257,651
Sotheby's*	4,123	211,551
		$469,202

DIVERSIFIED FINANCIALS - 4.8%
Federated Investors, Inc. - Class B	3,390	$113,226
Legg Mason, Inc.	5,396	219,347
MSCI, Inc.	2,818	421,206
Raymond James Financial, Inc.	3,884	347,268
Stifel Financial Corp.	4,624	273,880
		$1,374,927

ENERGY - 3.5%
Diamond Offshore Drilling, Inc.*	9,780	$143,375
Gulfport Energy Corp.*	7,016	67,704
HollyFrontier Corp.	13,312	650,424
QEP Resources, Inc.*	14,573	142,670
		$1,004,173

FOOD, BEVERAGE & TOBACCO - 1.6%
Lamb Weston Holdings, Inc.	7,641	$444,859

Shares	Value

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
Encompass Health Corp.	5,966	$341,076
WellCare Health Plans, Inc.*	3,664	709,460
		$1,050,536

INSURANCE - 9.0%
American Financial Group, Inc.	4,401	$493,880
Old Republic International Corp.	14,599	313,149
Primerica, Inc.	7,919	764,975
Reinsurance Group of America, Inc.	2,983	459,382
WR Berkley Corp.	7,437	540,670
		$2,575,056

MATERIALS - 9.4%
Cabot Corp.	5,247	$292,363
Chemours Co. (The)	5,946	289,630
Ingevity Corp.*	2,283	168,234
Louisiana-Pacific Corp.*	3,404	97,933
Owens-Illinois, Inc.*	12,551	271,855
Packaging Corp. of America	2,492	280,848
Steel Dynamics, Inc.	19,443	859,770
United States Steel Corp.	4,291	151,000
WestRock Co.	4,471	286,904
		$2,698,537

PHARMACEUTICALS & BIOTECHNOLOGY - 2.1%
Charles River Laboratories International, Inc.*	5,499	$586,963

REAL ESTATE - 6.6%
First Industrial Realty Trust, Inc. REIT	12,661	$370,081
Jones Lang LaSalle, Inc.	3,443	601,286
Medical Properties Trust, Inc. REIT	25,392	330,096
Potlatchdeltic Corp.	2,254	117,321
Uniti Group, Inc. REIT	28,001	455,016
		$1,873,800

RETAILING - 4.0%
Aaron's, Inc.	12,682	$590,981
AutoNation, Inc.*	4,846	226,696
Big Lots, Inc.	7,604	331,002
		1,148,679

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
Advanced Micro Devices, Inc.*	18,665	$187,583
Cirrus Logic, Inc.*	5,465	222,043
Cypress Semiconductor Corp.	19,003	322,291
MKS Instruments, Inc.	2,357	272,587
Microsemi Corp.*	2,468	159,729
Teradyne, Inc.	12,977	593,179
		$1,757,412

SOFTWARE & SERVICES - 7.3%
Cadence Design Systems, Inc.*	11,988	$440,799
Convergys Corp.	9,108	206,023
Fortinet, Inc.*	8,414	450,822
Leidos Holdings, Inc.	7,436	486,314
PTC, Inc.*	6,536	509,873
		$2,093,831

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Shares	Value

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
Arrow Electronics, Inc.*	4,200	$323,484
Ciena, Corp.*	5,451	141,181
Cognex Corp.	4,898	254,647
Coherent, Inc.*	1,407	263,672
SYNNEX Corp.	1,234	146,106
Vishay Intertechnology, Inc.	13,593	252,830
		$1,381,920

TRANSPORTATION - 0.7%
Knight-Swift Transportation Holdings, Inc. - Class A	4,511	$207,551

UTILITIES - 5.2%
Great Plains Energy, Inc.	18,648	$592,820
MDU Resources Group, Inc.	4,000	112,640
UGI Corp.	17,343	770,376
		$1,475,836

TOTAL EQUITY INTERESTS - 97.7% (identified cost, $21,523,324)	$27,949,016

SHORT-TERM INVESTMENTS - 2.1%
Fidelity Investments Money Market Government Portfolio - Class I, 1.49% (1)	591,835	$591,835

TOTAL SHORT-TERM INVESTMENTS - 2.1% (identified cost, $591,835)	$591,835

TOTAL INVESTMENTS — 99.8% (identified cost, $22,115,159)	$28,540,851

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	95,853

NET ASSETS — 100.0%	$28,600,704

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$27,949,016	$-	$-	$27,949,016
Short-Term Investments	-	591,835	-	591,835

Total Investments	$27,949,016	$591,835	$-	$28,540,851

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Shares	Value

EQUITY INTERESTS - 98.6%

BANKS - 9.1%
Bank of America Corp.	12,994	$389,690
Citigroup, Inc.	5,166	348,705
JPMorgan Chase & Co.	4,657	512,130
		$1,250,525

CAPITAL GOODS - 11.8%
Boeing Co. (The)	1,414	$463,622
Caterpillar, Inc.	1,693	249,514
Huntington Ingalls Industries, Inc.	707	182,236
Lockheed Martin Corp.	794	268,316
Northrop Grumman Corp.	866	302,338
Raytheon Co.	664	143,304
		$1,609,330

DIVERSIFIED FINANCIALS - 1.1%
Bank of New York Mellon Corp. (The)	2,843	$146,500

ENERGY - 5.0%
Anadarko Petroleum Corp.	4,779	$288,699
Marathon Oil Corp.	15,367	247,870
Marathon Petroleum Corp.	2,023	147,902
		$684,471

FOOD & STAPLES RETAILING - 1.9%
Costco Wholesale Corp.	718	$135,293
CVS Health Corp.	2,092	135,293
		$265,436

FOOD, BEVERAGE & TOBACCO - 5.1%
Constellation Brands, Inc. - Class A	1,255	$286,040
PepsiCo, Inc.	1,559	170,165
Philip Morris International, Inc.	2,410	239,554
		$695,759

HEALTH CARE EQUIPMENT & SERVICES - 9.4%
Aetna, Inc.	1,339	$226,291
Anthem, Inc.	2,338	513,659
Centene Corp.	1,299	138,824
UnitedHealth Group, Inc.	1,905	407,670
		$1,286,444

INSURANCE - 8.8%
Allstate Corp. (The)	3,665	$347,442
Brighthouse Financial, Inc.*	1	51
MetLife, Inc.	5,195	238,399
Progressive Corp. (The)	10,102	615,515
		$1,201,407

MATERIALS - 2.1%
DowDuPont, Inc.	3,608	$229,866
FMC Corp.	790	60,490
		$290,356

MEDIA - 2.4%
Comcast Corp. - Class A	9,640	$329,398

Shares	Value

PHARMACEUTICALS & BIOTECHNOLOGY - 5.3%

AbbVie, Inc.	2,944	$278,650
Amgen, Inc.	1,140	194,347
Gilead Sciences, Inc.	3,334	251,350
		$724,347

RETAILING - 8.8%
Amazon.com, Inc.*	568	$822,089
Dollar Tree, Inc.*	731	69,372
Home Depot, Inc. (The)	1,761	313,881
		$1,205,342

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.2%
Intel Corp.	8,283	$431,379

SOFTWARE & SERVICES - 13.1%
Activision Blizzard, Inc.	3,151	$212,567
Alphabet, Inc. - Class C*	361	372,476
Facebook, Inc.- Class A*	1,212	193,665
Microsoft Corp.	7,794	711,358
Visa, Inc.- Class A*	2,575	308,022
		$1,798,088

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
Apple, Inc.	3,609	$605,518
Cisco Systems, Inc.	5,223	224,015
		829,533

TELECOMMUNICATION SERVICES - 1.7%
AT&T, Inc.	6,436	$229,443

TRANSPORTATION - 1.8%
Southwest Airlines Co.	4,416	$252,949

UTILITIES - 1.9%
NextEra Energy, Inc.	1,587	$259,205

TOTAL EQUITY INTERESTS - 98.6% (identified cost, $10,265,984)	$13,489,912

SHORT-TERM INVESTMENTS - 1.2%
Fidelity Investments Money Market Government Portfolio - Class I, 1.49% (1)	167,400	$167,400

TOTAL SHORT-TERM INVESTMENTS - 1.2% (identified cost, $167,400)	$167,400

TOTAL INVESTMENTS — 99.8% (identified cost, $10,433,384)	$13,657,312

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	22,874

NET ASSETS — 100.0%	$13,680,186

* — Non-income producing security.
(1)  Dividend yield changes daily to reflect current market
conditions.  Rate was the quoted yield as of March 31, 2018.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$13,489,912	$-	$-	$13,489,912
Short-Term Investments	-	167,400	-	167,400

Total Investments	$13,489,912	$167,400	$-	$13,657,312

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.1%

AUSTRALIA - 4.9%
Australia & New Zealand Banking Group, Ltd.	3,845	$84,480
BHP Billiton, Ltd.	5,272	120,308
CIMIC Group, Ltd.	3,165	113,674
CSL, Ltd.	1,309	164,829
Fortescue Metals Group, Ltd.	11,506	42,438
		$525,729

CANADA - 13.1%
Alimentation Couche-Tard, Inc. - Class B	2,848	$128,288
Canadian National Railway Co.	951	69,095
Canadian Tire Corp., Ltd. - Class A	1,072	141,854
CCL Industries, Inc. - Class B	2,935	148,671
CGI Group, Inc. - Class A*	3,369	197,324
Magna International, Inc.	1,808	98,898
Manulife Financial Corp.	9,461	180,358
Metro, Inc.	2,998	95,907
Open Text Corp.	1,390	48,914
Royal Bank of Canada	774	61,274
Toronto-Dominion Bank (The)	3,769	220,181
		$1,390,764

FINLAND - 1.4%
Sampo OYJ - Class A	2,584	$144,956

FRANCE - 7.2%
AXA SA	4,174	$112,534
Capgemini SE	547	71,384
Orange SA	2,871	49,236
Societe Generale SA	2,048	112,840
TOTAL SA	5,267	305,227
Vivendi SA	4,460	118,777
		$769,998

GERMANY - 12.7%
adidas AG	280	$69,290
Allianz SE	655	149,461
BASF SE	1,864	191,184
Bayer AG	394	45,037
Bayerische Motoren Werke AG	371	39,512
Continental AG	280	76,517
Daimler AG	347	28,874
Hannover Rueck SE	1,121	152,462
Merck KGaA	541	51,745
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	1,129	263,891
SAP SE	1,120	119,126
Siemens AG	1,291	165,685
		$1,352,784

Shares	Value

HONG KONG - 2.6%
BOC Hong Kong Holdings, Ltd.	26,500	$135,062
CK Hutchison Holdings, Ltd.	11,500	142,471
		$277,533

IRELAND - 1.1%
Ryanair Holdings PLC*	5,850	$118,604

JAPAN - 21.6%
Asahi Kasei Corp.	13,000	$172,819
Central Japan Railway Co.	841	159,539
Daito Trust Construction Co., Ltd.	200	34,449
Daiwa House Industry Co., Ltd.	7,226	271,197
FUJIFILM Holdings Corp.	700	28,381
Hitachi High-Technologies Corp.	700	32,737
Hitachi Metals, Ltd.	1,400	16,863
Hoya Corp.	1,119	57,964
ITOCHU Corp.	15,200	297,093
KDDI Corp.	7,600	196,209
Kose Corp.	300	57,115
Mitsubishi Corp.	2,100	58,005
Mitsubishi Electric Corp.	2,500	40,025
Mitsubishi UFJ Financial Group, Inc.	6,000	40,121
Nippon Telegraph & Telephone Corp.	3,900	185,625
Nomura Real Estate Holdings, Inc.	5,200	126,793
Omron Corp.	600	34,995
ORIX Corp.	3,161	56,435
Rohm Co. Ltd,	500	48,766
Sekisui Chemical Co., Ltd.	3,100	54,695
SoftBank Group Corp.	1,300	102,664
Subaru Corp.	500	16,956
Tokio Marine Holdings, Inc.	900	42,073
Tokyo Electron, Ltd.	200	39,257
Toyota Motor Corp.	1,900	122,362
		$2,293,138

NETHERLANDS - 5.8%
AerCap Holdings NV*	1,695	$86,126
Airbus SE	2,635	309,768
ASML Holding NV	274	56,678
ING Groep NV	9,287	157,562
		$610,134

SPAIN - 3.8%
Enagas SA	2,196	$59,233
Gas Natural SDG SA	4,559	107,859
Iberdrola SA*	17,957	130,950
Red Electrica Corp. SA	5,576	109,099
		$407,141

SWEDEN - 1.7%
Nordea Bank AB	5,413	$59,009
Skanska AB - Class B	5,834	120,870
		$178,879

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

Shares	Value

SWITZERLAND - 5.7%
Idorsia, Ltd.*	1,772	$43,610
Nestle SA	4,293	342,121
Novartis AG	886	72,121
Swiss Re AG	1,412	142,665
		$600,517

UNITED KINGDOM - 9.9%
BHP Billiton PLC	6,869	139,124
BP PLC	16,391	110,085
British American Tobacco PLC	1,502	85,542
BT Group PLC	23,367	74,405
National Grid PLC	7,095	77,827
Reckitt Benckiser Group PLC	1,050	89,437
Rio Tinto PLC	2,031	105,199
Royal Dutch Shell PLC - Class A	3,216	102,707
Royal Dutch Shell PLC - Class B	3,499	114,261
Shire PLC	1,232	53,328
WPP PLC	6,419	102,080
		$1,053,995

TOTAL EQUITY INTERESTS - 91.5% (identified cost, $6,587,367)	$9,725,172

SHORT-TERM INVESTMENTS - 7.8%
Fidelity Investments Money Market Government Portfolio - Class I, 1.49% (1)	831,112	$831,112

TOTAL SHORT-TERM INVESTMENTS - 7.8% (identified cost, $831,112)	$831,112

TOTAL INVESTMENTS — 99.5% (identified cost, $7,418,479)	$10,556,284

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%	78,072

NET ASSETS — 100.0%	$10,634,356

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2018 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$9,725,172	$-	$-	$9,725,172
Short-Term Investments	-	831,112	-	831,112

Total Investments	$9,725,172	$831,112	$-	$10,556,284

The Level 1 values displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 11, 2018

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	May 11, 2018